Notes Receivable, Net - Schedule of Notes Receivable, Net (Details) - USD ($)	Mar. 31, 2026	Sep. 30, 2025	Sep. 30, 2024
Schedule of Notes Receivable, Net [Abstract]
Notes receivable	$ 10,042,159	$ 8,497,044
Less: allowance for credit losses	(128,561)	(138,247)	$ (220,503)
Notes receivable, net	$ 9,913,598	$ 8,358,797